PAYROLL AND SOCIAL SECURITY TAXES PAYABLE	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
PAYROLL AND SOCIAL SECURITY TAXES PAYABLE
NOTE 17 – PAYROLL AND SOCIAL SECURITY TAXES PAYABLE

	As of December 31,
	2018	2017

Salaries	4,434	5,069
Social security tax	7,548	6,755
Provision for vacation, bonus and others	46,181	28,378
Directors fees	315	216
Other	57	54
TOTAL	58,535	40,472